UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps - Additional information (Details) $ in Thousands, € in Millions, $ in Millions					12 Months Ended
	Feb. 03, 2022 CAD ($)	Dec. 17, 2021	Dec. 18, 2020 CAD ($)	Dec. 18, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Aug. 30, 2021 CAD ($)	Jun. 04, 2020 CAD ($)	Jun. 04, 2020 USD ($)	Nov. 27, 2019 CAD ($)	Nov. 27, 2019 EUR (€)	Sep. 24, 2019 CAD ($)	Sep. 24, 2019 EUR (€)	Dec. 20, 2016 CAD ($)	Dec. 20, 2016 EUR (€)	Jul. 03, 2014
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					$ 2,434,136		$ 2,185,949
Gain Loss On Hedges					(1,214)	$ (1.2)	(3,402)	$ (3.4)
Borrowings, maturity		December 17, 2024
December 11, 2026
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €													€ 205.5
Principal issued and outstanding												$ 300,000
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					0		250,000
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					400,000		400,000
2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					234,136		235,949
2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					300,000		300,000
2026 Term Loan | December 11, 2026
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR												1.355%	1.355%
Fixed interest rate on US												1.355%	1.355%
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					500,000		500,000			$ 370,300
2027 Debentures | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR										2.964%	2.964%
Fixed interest rate on US										2.964%	2.964%
June 4 2027
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds										$ 370,300
Principal issued and outstanding										$ 500,000
2030 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					500,000		500,000
2028 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding					$ 500,000		$ 0
Twenty twenty Eight Cross Currency Interest Rate Swap Member [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD	0.536%
Principal issued and outstanding	$ 350,000
Debt instrument ,terimation amount	$ 350,000
Borrowings, maturity	August 30, 2028
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD																		3.788%
Fixed interest rate on EUR																		2.68%
Fixed interest rate on US																		2.68%
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD																3.873%	3.873%
Fixed interest rate on EUR																2.43%	2.43%
Fixed interest rate on US																2.43%	2.43%
2023 Cross Currency Interest Rate Swap | 2023 Debentures | November 30, 2023
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €																	€ 281.1
Principal issued and outstanding																$ 400,000
2024 Cross Currency Interest Rate Swap | 2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR														0.522%	0.522%
Exchange of principal proceeds | €															€ 168.2
Principal issued and outstanding														$ 185,000
Fixed interest rate on US														0.522%	0.522%
2027 Cross Currency Interest Rate Swap
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD										3.062%	3.062%
Exchange of principal proceeds										$ 500,000
Principal issued and outstanding											$ 500.0
2030 Cross Currency Interest Rate Swap | 2030 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD				2.378%
Fixed interest rate on EUR				1.045%
Exchange of principal proceeds				$ 319.4
Principal issued and outstanding				500.0
Gain Loss On Hedges			$ 2,100	$ 0.7
Fixed interest rate on US				1.045%
2028 Cross Currency Interest Rate Swap
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD									2.194%
Exchange of principal proceeds									$ 500,000
Principal issued and outstanding									$ 500,000
2028 Cross Currency Interest Rate Swap | 2028 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD									2.194%
Fixed interest rate on EUR									2.096%
Exchange of principal proceeds									$ 397,000
Principal issued and outstanding									$ 500,000
Fixed interest rate on US									2.096%